Oil and Gas Investments (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	Sep. 15, 2015 USD ($)
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Abstract]
Proved oil, natural gas and NGL properties	$ 159,217,000
Total assets acquired	159,217,000
Asset retirement obligations	105,000
Total liabilities assumed	105,000
Total fair value of net assets	$ 159,112,000